Significant Accounting Policies Stock Compensation Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 21, 2010	Jun. 16, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						3,333
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,626	600
Restricted Stock or Unit Expense	$ 43,098	$ 25,208	$ 29,969
Stock Issued During Period, Shares, Restricted Stock Award, Gross	678	745
Stock Issued During Period, Value, Restricted Stock Award, Gross	31,307	20,439
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	13	123
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.00	$ 28.00	$ 24.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Grant Date Fair Value	0	364	2,977
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(13)	(110)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 28.00	$ 23.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Grant Date Fair Value Value	(364)	(2,613)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Grant Date Fair Value	(9,168)	(1,624)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,101	1,931	1,629
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 39.12	$ 28.45	$ 29.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Grant Date Fair Value	43,067	54,931	47,236
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,206)	(386)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 28.19	$ 28.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Grant Date Fair Value Value	(34,003)	(11,120)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	678	745
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 46.18	$ 27.43
Stock Issued During Period, Value, Restricted Stock Award, Gross	31,307	20,439
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(302)	(57)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 30.36	$ 28.49
spb_PerformanceBasedRSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	652	703
spb_TimeBasedRsusMember [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	26	42
Special Termination Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock or Unit Expense		$ 131	$ 467
Performance Based RSUs 1 Year Vesting [Member] | spb_PerformanceBasedRSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	90
Performance Based RSUs 2 Year Vesting [Member] | spb_PerformanceBasedRSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	562